TAXATION - Loss by tax jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Loss from PRC operations	¥ 1,402,607		¥ 2,225,317	¥ 1,215,179
Loss from non-PRC operations	610,239		257,368	495,140
Total losses before tax	¥ 2,012,846	$ 291,834	¥ 2,482,685	¥ 1,710,319